Finance Income and Finance Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance income
Investment income	$ 97	$ 49
Accretion on long-term receivables	15	4
Total finance income	112	53
Finance expense
Debt interest	245	253
Interest on QB2 project financing	245	112
Interest on advances from SMM/SC	259	89
Interest on lease liabilities	31	15
Letters of credit and standby fees	39	34
Accretion on decommissioning and restoration provisions	180	138
Other	55	51
Finance expense gross	1,054	692
Less capitalized borrowing costs (Note 17)	(780)	(489)
Total finance expense	$ 274	$ 203